Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Not designated as hedge accounting	[1]	$ 262,706	$ 84,468
Current assets			153
Designated as hedge accounting		(571,668)	(266,066)
Not designated as hedge accounting		116,682	100,087
Current liabilities		454,986	165,979
Designated as Hedge Accounting [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Designated as hedge accounting		371
Designated as hedge accounting Commodities [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Designated as hedge accounting		371
Not Designated as Hedge Accounting [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Not designated as hedge accounting		(219)
Not designated as hedge accounting Commodities [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Not designated as hedge accounting		6
Currency [member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Not designated as hedge accounting		(225)
Derivative liabilities [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Current liabilities		152
Designated as Hedge Accounting [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Designated as hedge accounting			84
Exchange derivaties [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Designated as hedge accounting			84
Not Designated as Hedge Accounting [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Not designated as hedge accounting			69
Exchange [Member]
Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) [Line Items]
Not designated as hedge accounting			$ 69

[1]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.